Annual Total Returns- JPMorgan Global Bond Opportunities Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Global Bond Opportunities Fund - Class I	Annual Return 2011	Annual Return 2012	Annual Return 2013	Annual Return 2014	Annual Return 2015	Annual Return 2016	Annual Return 2017	Annual Return 2018
Total	5.18%	3.41%	(0.49%)	7.96%	6.72%	(1.89%)	10.57%	7.76%